Accounts Receivable - Schedule of Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 830	$ 755
Allowance for doubtful accounts	(63)	(56)	$ (46)
Accounts receivable, net	767	699
Accounts Receivable - Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	357	346
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 473	$ 409